Note 17 - Regulatory Capital (Details) - Capital Requirements under Banking Regulations - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Capital Requirements under Banking Regulations [Abstract]
Common equity tier I capital ratio- Actual		$ 71,520	$ 66,976
Common equity tier I capital ratio- Actual, percent	[1]	14.08%	11.76%
Common equity tier I capital ratio-Required to be adequately capitalized		$ 22,854	$ 22,775
Common equity tier I capital ratio-Required to be adequately capitalized Percent	[1]	4.50%	4.00%
Common equity tier I capital ratio-Excess Capital		$ 48,666	$ 44,201
Common equity tier I capital ratio-Excess Capital Percent	[1]	9.58%	7.76%
Common equity tier I capital ratio-To Be Well Capitalized Under Prompt Corrective Action Provisions	[2]	$ 33,012	$ 28,469
Common equity tier I capital ratio-To Be Well Capitalized Under Prompt Corrective Action Provisions Percent	[1],[2]	6.50%	5.00%
Tier I leverage		$ 71,520
Tier I leverage	[1]	11.46%
Tier I leverage		$ 24,971
Tier I leverage	[1]	4.00%
Tier I leverage		$ 46,549
Tier I leverage	[1]	7.46%
Tier I leverage	[2]	$ 31,213
Tier I leverage	[1],[2]	5.00%
Tier 1 risk-based capital, actual amount		$ 71,520	$ 66,976
Tier 1 risk-based capital, actual percent of assets	[1]	14.08%	17.21%
Tier 1 risk-based capital, required to be adequately capitalized		$ 30,473	$ 15,562
Tier 1 risk-based capital, required to be adequately capitalized, percent	[1]	6.00%	4.00%
Tier 1 risk-based capital, excess capital amount		$ 41,047	$ 51,414
Tier 1 risk-based capital, excess capital amount, percent	[1]	8.08%	13.21%
Tier 1 risk-based capital, to be well capitalized	[2]	$ 40,630	$ 23,343
Tier 1 risk-based capital, to be well capitalized, percent	[1],[2]	8.00%	6.00%
Total risk-based capital, actual amount		$ 77,934	$ 71,882
Total risk-based capital, actual percent	[1]	15.35%	18.48%
Total risk-based capital. repuired to be adequately capitalized		$ 40,630	$ 31,125
Total risk-based capital, required to be adequately capitalized, percent	[1]	8.00%	8.00%
Total risk-based capital, excess capital amount		$ 37,304	$ 40,757
Total risk-based capital, excess capital amount, percent	[1]	7.35%	10.48%
Total risk-based capital, to be well capitalized	[2]	$ 50,788	$ 38,906
Total risk-based capital, to be well capitalized, percent	[1],[2]	10.00%	10.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.
[2]	Under the recently issued final rules, revised requirements began to be phased in on January 1, 2015, as described above.